Share Capital - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	3,935,049	2,712,420
Granted	1,977,335	3,826,851
Settled	(3,024,277)	(2,475,623)
Forfeited	(619,764)	(128,599)
Ending Balance	2,268,343	3,935,049